Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing certain information regarding the Company, including compensation actually paid, as determined in accordance with SEC rules ("CAP"), to our principal executive officer ("PEO"), the average CAP paid to our non-PEO NEOs, certain financial performance measures of the Company, including Normalized FFO per share (the Company-selected measure ("CSM")), and the relationship between CAP and each of Company TSR, peer group TSR, net income and the CSM.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table ("SCT") Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)		Average Compensation Actually Paid to Non-PEO NEOs (3)		Company TSR (4)	Peer Group TSR (4)(5)	Net Income	Normalized FFO Per Share (6)

2025	$12,759,187	$7,088,965	$3,981,833	(7)	$2,895,028	(7)	$127.21	$137.83	$1,151,949,000	$3.99
2024	11,359,954	19,067,280	3,948,316		5,737,961		139.10	133.97	1,070,975,000	3.89
2023	11,361,059	11,892,000	3,839,888		3,953,117		115.10	123.21	868,488,000	3.78
2022	11,235,084	836,944	3,644,462		1,238,534		106.23	108.34	806,995,000	3.52
2021	8,490,527	16,989,674	2,740,081		4,801,355		157.30	143.24	1,396,714,000	2.99

(1)
See the SCT on page 55 for detail on the SCT total compensation for our PEO and the average SCT total compensation for the non-PEO NEOs for 2025, 2024 and 2023. The SCT total compensation for our PEO and the average SCT total compensation for the non-PEO NEOs for 2022 and 2021 were calculated from the SCT as disclosed in our Proxy Statement filed with the SEC in calendar year 2023.
(2)
Our PEO for all years reported is Mr. Parrell. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Parrell's SCT total compensation for 2025 to determine the CAP. Dividends paid are already reflected in the fair value of equity awards presented below. Assumptions made in the calculation of the valuations presented below do not differ materially from the assumptions made as of the grant date of such awards.

PEO SCT Total to CAP Reconciliation
		Deductions from SCT Total
Year	Total Compensation from SCT	Amounts Reported in "Share Awards" Column in SCT	Amounts Reported in "Option Awards" Column in SCT	Equity Award Adjustments to SCT Total	CAP

2025	$12,759,187	($8,023,668)	($1,498,741)	$3,852,187	$7,088,965

PEO Equity Award Adjustments to SCT Total

Year	Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Vesting Date Fair Value of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments to SCT Total

2025	$6,847,739	($3,128,030)	$0	$132,478	$3,852,187

(3)
The non-PEO NEOs for 2025 are Messrs. McLeod, Garechana, Manelis, Brackenridge and Fenster. The non-PEO NEOs for 2024, 2023, 2022 and 2021 are Messrs. Garechana, Manelis, Brackenridge and Fenster. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs' average SCT total compensation for 2025 to determine the average CAP. Dividends paid are already reflected in the fair value of equity awards presented below. Assumptions made in the calculation of the valuations presented below do not differ materially from the assumptions made as of the grant date of such awards.

Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total
Year	Average Total Compensation from SCT	Average Amounts Reported in "Share Awards" Column in SCT	Average Amounts Reported in "Option Awards" Column in SCT	Average Equity Award Adjustments to SCT Total	Average CAP

2025	$3,981,833	($2,350,013)	($71,860)	$1,335,068	$2,895,028

Average Non-PEO NEOs Equity Award Adjustments to SCT Total

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year	Average Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Vesting Date Fair Value of Equity Awards Granted and Vested in the Year	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Total Equity Award Adjustments to SCT Total

2025	$1,990,974	($665,787)	$0	$9,881	$1,335,068

(4)
For purposes of the Pay Versus Performance Table (the "PVP Table"), Company TSR and "Peer Group TSR" are calculated using the measurement period beginning on the last trading day of 2020, through and including the end of the fiscal year for which cumulative Company TSR or cumulative Peer Group TSR is being calculated.
(5)
The Company has selected the Nareit Equity Index for purposes of calculating Peer Group TSR for the PVP Table. The Nareit Equity Index is one of the indices used in the Company's LTI Plan and is the same Peer Group TSR reported in the performance graph found in the back cover of our 2025 Annual Report to Shareholders for the fiscal year ending December 31, 2025.
(6)
Normalized FFO is a non-GAAP measure. For additional details/definitions of Normalized FFO, including reconciliations of EPS to FFO per share and Normalized FFO per share, see the Supplemental Appendix beginning on page 85.
(7)
Excluding Mr. McLeod, the average SCT total compensation for non-PEO NEOs for 2025 is $4,396,325 and the average CAP for non-PEO NEOs for 2025 is $3,041,977. Mr. McLeod did not begin his employment with the Company until July 22, 2025. Accordingly, his compensation only includes a partial year of salary and the value of his retention equity award and does not include the value of annual equity awards that other NEOs have received for service in prior years.

Company Selected Measure Name									Normalized FFO per share
Named Executive Officers, Footnote									Our PEO for all years reported is Mr. Parrell.The non-PEO NEOs for 2025 are Messrs. McLeod, Garechana, Manelis, Brackenridge and Fenster. The non-PEO NEOs for 2024, 2023, 2022 and 2021 are Messrs. Garechana, Manelis, Brackenridge and Fenster.
Peer Group Issuers, Footnote
(4)
For purposes of the Pay Versus Performance Table (the "PVP Table"), Company TSR and "Peer Group TSR" are calculated using the measurement period beginning on the last trading day of 2020, through and including the end of the fiscal year for which cumulative Company TSR or cumulative Peer Group TSR is being calculated.
(5)
The Company has selected the Nareit Equity Index for purposes of calculating Peer Group TSR for the PVP Table. The Nareit Equity Index is one of the indices used in the Company's LTI Plan and is the same Peer Group TSR reported in the performance graph found in the back cover of our 2025 Annual Report to Shareholders for the fiscal year ending December 31, 2025.

PEO Total Compensation Amount	$ 12,759,187	$ 11,359,954	$ 11,361,059	$ 11,235,084	$ 8,490,527
PEO Actually Paid Compensation Amount	$ 7,088,965	19,067,280	11,892,000	836,944	16,989,674
Adjustment To PEO Compensation, Footnote
(2)
Our PEO for all years reported is Mr. Parrell. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Parrell's SCT total compensation for 2025 to determine the CAP. Dividends paid are already reflected in the fair value of equity awards presented below. Assumptions made in the calculation of the valuations presented below do not differ materially from the assumptions made as of the grant date of such awards.

PEO SCT Total to CAP Reconciliation
		Deductions from SCT Total
Year	Total Compensation from SCT	Amounts Reported in "Share Awards" Column in SCT	Amounts Reported in "Option Awards" Column in SCT	Equity Award Adjustments to SCT Total	CAP

2025	$12,759,187	($8,023,668)	($1,498,741)	$3,852,187	$7,088,965

PEO Equity Award Adjustments to SCT Total

Year	Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Vesting Date Fair Value of Equity Awards Granted and Vested in the Year	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments to SCT Total

2025	$6,847,739	($3,128,030)	$0	$132,478	$3,852,187

Non-PEO NEO Average Total Compensation Amount	$ 3,981,833	3,948,316	3,839,888	3,644,462	2,740,081
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,895,028	$ 5,737,961	$ 3,953,117	$ 1,238,534	4,801,355
Adjustment to Non-PEO NEO Compensation Footnote	The non-PEO NEOs for 2025 are Messrs. McLeod, Garechana, Manelis, Brackenridge and Fenster. The non-PEO NEOs for 2024, 2023, 2022 and 2021 are Messrs. Garechana, Manelis, Brackenridge and Fenster. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the non-PEO NEOs' average SCT total compensation for 2025 to determine the average CAP. Dividends paid are already reflected in the fair value of equity awards presented below. Assumptions made in the calculation of the valuations presented below do not differ materially from the assumptions made as of the grant date of such awards.

Average Non-PEO NEOs SCT Total to CAP Reconciliation
		Deductions from SCT Total
Year	Average Total Compensation from SCT	Average Amounts Reported in "Share Awards" Column in SCT	Average Amounts Reported in "Option Awards" Column in SCT	Average Equity Award Adjustments to SCT Total	Average CAP

2025	$3,981,833	($2,350,013)	($71,860)	$1,335,068	$2,895,028

Average Non-PEO NEOs Equity Award Adjustments to SCT Total

Year	Average Year-End Fair Value of Outstanding and Unvested Equity Granted During the Year	Average Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Vesting Date Fair Value of Equity Awards Granted and Vested in the Year	Average Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Total Equity Award Adjustments to SCT Total

2025	$1,990,974	($665,787)	$0	$9,881	$1,335,068

Equity Valuation Assumption Difference, Footnote	Assumptions made in the calculation of the valuations presented below do not differ materially from the assumptions made as of the grant date of such awards.Assumptions made in the calculation of the valuations presented below do not differ materially from the assumptions made as of the grant date of such awards.
Compensation Actually Paid vs. Total Shareholder Return

CAP is determined to a large extent by reference to our share price on the particular day of the valuation of Share Awards and Option Awards per SEC rules. Company TSR and Peer Group TSR illustrated in the graph above are calculated using the measurement period beginning on the last trading day of 2020, through and including the end of the fiscal year for which cumulative Company TSR or cumulative Peer Group TSR is being calculated.

Compensation Actually Paid vs. Net Income

Net income is impacted by depreciation and gains or losses from sales of real estate, among other items. While dispositions of real estate are part of the Company's overall strategy, the Company believes the operating performance of its real estate from period to period is a more appropriate measure of its value creation. Accordingly, the Company does not consider net income as an appropriate indicator of the Company's performance and thus does not use the measure in determining executive compensation.

Compensation Actually Paid vs. Company Selected Measure

The Company believes Normalized FFO per share is an important measure of the Company's performance and thus has included it as a performance metric in determining executive compensation under both its Annual Incentive Plan and LTI Plan. See page 40 for more information on Normalized FFO per share and its significance to the Company. Under the Company's LTI Plan, the results of Normalized FFO per share are determined for each calendar year of the three-year performance period and the average of the three years is used in the final determination of the LTI Award. Thus, a portion of the CAP to the PEO and non-PEO NEOs reflected in the graph above is based on the results of Normalized FFO per share over a three-year period, in addition to the portion based on the Normalized FFO per share reported for each respective calendar year.

Even though Normalized FFO per share is an important measure for the Company, it may not always show a direct relationship to CAP for at least the following reasons, in addition to the timing considerations discussed in the previous paragraph:

•
This measure is only one component of executive compensation and works in conjunction with the other performance measures comprising the Annual Incentive Plan and LTI Plan (most of which appear in the tabular list below).
•
A portion of the amount of the Share Awards and Option Awards granted to the NEOs depends on the difference between the target amount or range of Normalized FFO per share set by the Compensation Committee for the year and actual results for the year.
•
CAP is determined to a large extent by reference to our share price on the particular day of the valuation of Share Awards and Option Awards per SEC rules, as can be seen by the Company TSR reflected in the PVP Table.

In addition, Normalized FFO per share is a measure based on historical performance, whereas TSR measures are based on share prices, which are forward-looking. Our NEOs' compensation includes both types of measures of value creation, which do not always move in sync, especially over a calendar year period.

Total Shareholder Return Vs Peer Group

CAP is determined to a large extent by reference to our share price on the particular day of the valuation of Share Awards and Option Awards per SEC rules. Company TSR and Peer Group TSR illustrated in the graph above are calculated using the measurement period beginning on the last trading day of 2020, through and including the end of the fiscal year for which cumulative Company TSR or cumulative Peer Group TSR is being calculated.

Tabular List, Table

The below list sets forth the most important financial performance measures used by the Company to link compensation paid to the NEOs in 2025. For additional information regarding the impact these measures have on executive compensation, please see the CD&A.

Most Important Financial Performance Measures

Normalized FFO per Share
Annual Growth in Same Store NOI
Normalized G&A and Property Management Costs
Net Debt to Normalized EBITDAre
TSR Relative to Nareit Apartment Index
TSR Relative to Nareit Equity Index

Total Shareholder Return Amount					157.3	$ 106.23	$ 115.1	$ 139.1	$ 127.21
Peer Group Total Shareholder Return Amount					$ 143.24	$ 108.34	$ 123.21	$ 133.97	$ 137.83
Company Selected Measure Amount | $ / shares	3.99	3.89	3.78	3.52	2.99
PEO Name	Mr. Parrell	Mr. Parrell	Mr. Parrell	Mr. Parrell	Mr. Parrell
Equity Awards Adjustments, Footnote
(7)
Excluding Mr. McLeod, the average SCT total compensation for non-PEO NEOs for 2025 is $4,396,325 and the average CAP for non-PEO NEOs for 2025 is $3,041,977. Mr. McLeod did not begin his employment with the Company until July 22, 2025. Accordingly, his compensation only includes a partial year of salary and the value of his retention equity award and does not include the value of annual equity awards that other NEOs have received for service in prior years.

Net Income	$ 1,151,949,000	$ 1,070,975,000	$ 868,488,000	$ 806,995,000	$ 1,396,714,000
Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FFO per Share
Non-GAAP Measure Description
(6)
Normalized FFO is a non-GAAP measure. For additional details/definitions of Normalized FFO, including reconciliations of EPS to FFO per share and Normalized FFO per share, see the Supplemental Appendix beginning on page 85.

Measure:: 2
Pay vs Performance Disclosure
Name	Annual Growth in Same Store NOI
Measure:: 3
Pay vs Performance Disclosure
Name	Normalized G&A and Property Management Costs
Measure:: 4
Pay vs Performance Disclosure
Name	Net Debt to Normalized EBITDAre
Measure:: 5
Pay vs Performance Disclosure
Name	TSR Relative to Nareit Apartment Index
Measure:: 6
Pay vs Performance Disclosure
Name	TSR Relative to Nareit Equity Index
Excluding Mr. McLeod
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 4,396,325
Non-PEO NEO Average Compensation Actually Paid Amount	3,041,977
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,852,187
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,847,739
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,128,030)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	132,478
PEO | Deductions From S C T Total Reported In Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,498,741)
PEO | Deductions from S C T Total Reported in Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,023,668)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,335,068
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,990,974
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(665,787)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,881
Non-PEO NEO | Deductions From S C T Total Reported In Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,860)
Non-PEO NEO | Deductions from S C T Total Reported in Share Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,350,013)